Regulatory Assets and Liabilities - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Dec. 19, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Regulatory Matters [Line Items]
Increase (decrease) in income tax expense including the impact of a change in enacted tax rates			$ 221	$ (686)
Deferred income tax expense (recovery)			(30)	890
Expenditures			25	22
Interest accretion			4	6
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income			(597)	435
Increase (decrease) in operation, maintenance and administration expenses			(20)	1
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income			(235)	166
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets			(3)	(15)
Environmental [Member]
Regulatory Matters [Line Items]
Increase (decrease) in financing chargers			4	6
Expenditures			(25)	(22)
Stock-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) to operation, maintenance, administration and depreciation expenses				1
Pension Cost Differential [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	$ (13)		5	$ 29
Increase (decrease) in capital expenditures	$ 37
Change in Distribution Rate Adjustment [Member] | Foregone Revenue Deferral [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets		$ (68)
Change in Distribution Rate Adjustment [Member] | Hydro One Networks [Member] | Distribution [Member] | Deferred Income Tax Regulatory Asset [Member]
Regulatory Matters [Line Items]
Impairment of regulatory assets			474
Change in Distribution Rate Adjustment [Member] | Hydro One Networks [Member] | Transmission [Member] | Deferred Income Tax Regulatory Asset [Member]
Regulatory Matters [Line Items]
Impairment of regulatory assets			$ 558
Change in Distribution Rate Adjustment [Member] | Deferred Income Tax Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (decrease) in regulatory liabilities		$ 81